united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 8/31

Date of reporting period: 05/31/16

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2016

Shares		Value
	COMMON STOCK - 99.5%
	AIRLINES - 3.8%
18,850	Delta Air Lines, Inc.	$ 819,221

	BANKS - 2.0%
3,850	SVB Financial Group * +	424,270

	BIOTECHNOLOGY - 3.0%
6,050	Celgene Corp. *	638,396

	BUILDING MATERIALS - 1.9%
5,234	Eagle Materials, Inc.	409,927

	COMMERCIAL SERVICES - 2.3%
11,781	KAR Auction Services, Inc.	483,492

	DISTRIBUTION/WHOLESALE - 3.9%
23,650	HD Supply Holdings, Inc. *	834,845

	DIVERSIFIED FINANCIAL SERVICES - 9.3%
23,850	AerCap Holdings NV *	932,296
18,750	Discover Financial Services +	1,065,187
		1,997,483
	ENTERTAINMENT - 4.4%
28,558	Gaming and Leisure Properties, Inc.	939,844

	HOME BUILDERS - 2.9%
13,675	Lennar Corp. +	623,170

	HOME FURNISHINGS - 6.2%
6,700	Tempur Sealy International, Inc. *	390,074
5,325	Whirlpool Corp.	929,851
		1,319,925
	INSURANCE - 9.3%
6,113	Chubb Ltd.	773,967
18,300	MetLife, Inc.	833,565
4,875	Prudential Financial, Inc. +	386,344
		1,993,876
	LEISURE TIME - 3.5%
9,825	Royal Caribbean Cruises Ltd.	760,357

	MEDIA - 3.1%
13,250	DISH Network Corp. *	661,175

	OIL & GAS - 2.1%
6,200	EQT Corp.	454,150

	PACKAGING & CONTAINERS - 3.3%
18,000	Berry Plastics Group, Inc. *	705,060

	PHARMACEUTICALS - 18.4%
4,425	Allergan PLC *	1,043,194
5,545	McKesson Corp.	1,015,511
18,725	Mylan NV *	811,542
5,800	Shire PLC - ADR +	1,079,728
		3,949,975
	REAL ESTATE - 3.7%
24,250	Realogy Holdings Corp. * +	795,400

	RETAIL - 8.6%
9,125	Dollar General Corp.	820,337
11,250	Dollar Tree, Inc. * +	1,018,575
		1,838,912
	TELECOMMUNICATIONS - 7.8%
24,775	ARRIS International PLC *	597,078
34,300	CommScope Holding Co., Inc. * +	1,068,445
		1,665,523

	TOTAL COMMON STOCK (Cost - $21,359,694)	21,315,001

	SHORT-TERM INVESTMENTS - 1.1%
228,150	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $228,150)	228,150

Principal
	COLLATERAL FOR SECURITIES LOANED - 28.1%
	REPURCHASE AGREEMENTS - 10.1%
	Credit Suisse Securities LLC Repo, 0.29%, due 06/01/16 with a full maturity value of $176,568
$ 190,378	(Collateralized by $176,568 U.S. Treasury Inflation Indexed Bond 0.750% to 3.875% due 1/15/29 to 2/15/46, aggregate market value plus accrued interest $177,146)
	(Cost - $190,378)	190,378

	Daiwa Capital Markets America Repo, 0.32%, due 06/01/16 with a full maturity value of $1,017,024
1,096,571	(Collateralized by $616,894 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $618,566; collateralized by $3,365 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $3,366; collateralized by $576 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $577; collateralized by $165,186 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $165,575; collateralized by $62,284 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $62,468; and collateralized by $168,719 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $169,448)
	(Cost - $1,096,571)	1,096,571

	Nomura Securities International Repo, 0.31%, due 06/01/16 with a full maturity value of $821,903
886,188	(Collateralized by $148,595 Fannie Mae, 0.875% to 8.500% due 9/28/16 to 5/1/47, aggregate market value plus accrued interest $148,915; collateralized by $444 Federal Home Loan Bank, 1.625% to 5.625% due 6/14/19 to 3/14/36, aggregate market value plus accrued interest $447; collateralized by $194,826 Freddie Mac, 1.000% to 9.500% due 1/1/17 to 6/1/46, aggregate market value plus accrued interest $195,378; collateralized by $237,429 Ginnie Mae, 1.238% to 9.000%, due 11/15/16 to 3/20/66, aggregate market value plus accrued interest $238,176; and collateralized by $435,241 U.S. Treasury Bonds and Notes, 0.000% to 3.875%, due 10/31/16 to 9/9/49, aggregate market value plus accrued interest $437,083)
	(Cost - $886,188)	886,188

	U.S. GOVERNMENT - 18.0%
157,846	U.S. Treasury Bills, 0.000%, 8/18/16-10/13/16	157,645
2,986,097	U.S. Treasury Bonds, 2.750%-7.625%, 2/15/25-11/15/45	3,243,396
224,178	U.S. Treasury Inflation Indexed Notes, 0.125%-0.625%, 4/15/17-1/15/24	231,586
207,266	U.S. Treasury Notes, 1.000%-3.125%, 12/15/17-8/15/24	215,335
	(Cost - $3,847,962)	3,847,962

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,021,099)	6,021,099

	TOTAL INVESTMENTS - 128.7% (Cost - $27,608,943) (a)	$ 27,564,250

	OTHER ASSETS AND LIABILITIES - (28.7) %	(6,139,684)

	NET ASSETS - 100.0%	$ 21,424,566

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt
	PLC - Public Liability Company
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,592,839 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,085,824
	Unrealized depreciation:	(1,114,413)
	Net unrealized depreciation:	$ (28,589)

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 99.4%
	ADVERTISING - 0.7%
11,200	Interpublic Group of Cos., Inc.		$ 267,680

	AEROSPACE/DEFENSE - 2.2%
18,600	Spirit AeroSystems Holdings, Inc. - Cl. A *		870,108

	AUTO PARTS & EQUIPMENT - 2.1%
10,900	Visteon Corp.		817,282

	BEVERAGES - 2.1%
9,050	Dr. Pepper Snapple Group, Inc.		827,170

	BIOTECHNOLOGY - 4.9%
15,050	Gilead Sciences, Inc.		1,310,253
5,400	United Therapeutics Corp. *		642,978
			1,953,231
	BUILDING MATERIALS - 2.4%
29,500	Masco Corp.		962,880

	CHEMICALS - 2.7%
3,100	EI du Pont de Nemours & Co.		202,771
2,400	LyondellBasell Industries NV		195,264
2,100	Monsanto Co.		236,187
2,100	PPG Industries, Inc.		226,128
2,000	Praxair, Inc.		219,720
			1,080,070
	COMMERCIAL SERVICES - 4.1%
20,600	ServiceMaster Global Holdings, Inc. * +		787,744
15,600	Vantiv, Inc. - Cl. A *		838,812
			1,626,556
	COMPUTERS - 6.4%
10,000	Accenture PLC - Cl. A		1,189,700
13,600	Apple, Inc.		1,358,096
			2,547,796
	COSMETICS/PERSONAL CARE - 0.8%
4,600	Colgate-Palmolive Co.		323,886

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
2,400	BlackRock, Inc. - Cl. A		873,240
23,200	CoreLogic, Inc. *		864,664
3,200	Intercontinental Exchange, Inc.		867,584
			2,605,488
	FOOD - 7.4%
13,800	Campbell Soup Co.		835,866
18,900	ConAgra Foods, Inc.		863,730
11,300	Hormel Foods Corp.		388,833
18,000	Sysco Corp.		865,980
			2,954,409
	HEALTHCARE-PRODUCTS - 4.5%
17,700	Baxter International, Inc.		763,932
2,600	Edwards Lifesciences Corp. *		256,100
22,600	Hologic, Inc. *		777,666
			1,797,698
	HEALTHCARE-SERVICES - 2.1%
13,200	Centene Corp. *		823,020

	HOUSEHOLD PRODUCTS/WARES - 0.5%
1,700	Clorox Co.		218,518

	INSURANCE - 2.1%
900	Markel Corp. *		857,700

	INTERNET - 5.8%
517	Alphabet, Inc. *		380,367
513	Alphabet, Inc. - Cl. A *		384,160
239	Amazon.com, Inc. *		172,747
4,823	Facebook, Inc. - Cl. A *		573,021
9,600	VeriSign, Inc. * +		820,416
			2,330,711
	LODGING - 0.5%
2,700	Wyndham Worldwide Corp.		181,953

	MACHINERY-DIVERSIFIED - 2.1%
23,600	BWX Technologies, Inc.		830,012

	MISCELLANEOUS MANUFACTURING - 0.9%
4,300	AO Smith Corp.		353,890

	OIL & GAS SERVICES - 0.5%
2,841	Schlumberger Ltd.		216,768

	PHARMACEUTICALS - 5.8%
17,600	Bristol-Myers Squibb Co.		1,261,920
11,300	Express Scripts Holding Co. *		853,715
1,900	Johnson & Johnson		214,111
			2,329,746
	RETAIL - 16.1%
5,800	Darden Restaurants, Inc.		393,414
10,300	Foot Locker, Inc.		575,976
11,000	Home Depot, Inc.		1,453,320
13,942	Lowe's Cos., Inc. +		1,117,172
10,200	McDonald's Corp.		1,245,012
3,500	O'Reilly Automotive, Inc. *		925,505
10,650	Target Corp.		732,507
			6,442,906
	SHIPBUILDING - 2.2%
5,600	Huntington Ingalls Industries, Inc.		859,096

	SOFTWARE - 9.0%
10,300	Adobe Systems, Inc. *		1,024,541
11,150	Citrix Systems, Inc. *		946,858
3,200	Electronic Arts, Inc. *		245,600
4,013	Microsoft Corp.		212,689
4,800	Paychex, Inc.		260,256
11,450	Red Hat, Inc. *		886,917
			3,576,861
	TELECOMMUNICATIONS - 3.3%
11,300	Motorola Solutions, Inc.		782,751
10,600	Verizon Communications, Inc.		539,540
			1,322,291
	TRANSPORTATION - 1.7%
9,000	CH Robinson Worldwide, Inc.		674,820

	TOTAL COMMON STOCK (Cost - $38,482,076)		39,652,546

	SHORT-TERM INVESTMENTS - 0.6%
232,906	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $232,906)		232,906

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.9%
	REPURCHASE AGREEMENTS - 2.1%
$ 826,249	Daiwa Capital Markets America Repo, 0.32%, due 06/01/16 with a full maturity value of $840,476
	(Collateralized by $509,806 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $511,187; collateralized by $2,781 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $2,782; collateralized by $476 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $477; collateralized by $136,511 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $136,832; collateralized by $51,472 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $51,624; and collateralized by $139,430 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $140,033)
	(Cost - $826,249)		826,249

	U.S. GOVERNMENT - 4.8%
1,857,013	U.S. Treasury Note, 2.250%, 11/15/25
	(Cost - $1,925,849)		1,925,849

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,752,098)		2,752,098

	TOTAL INVESTMENTS - 106.9% (Cost - $41,467,080) (a)		$ 42,637,550

	OTHER ASSETS AND LIABILITIES - (6.9) %		(2,735,733)

	NET ASSETS - 100.0%		$ 39,901,817

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $41,631,748 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,278,178
		Unrealized depreciation:	(1,272,376)
		Net unrealized appreciation:	$ 1,005,802

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 94.9%
	APPAREL - 1.1%
5,925	Gildan Activewear, Inc. - Cl. A +		$ 176,743

	AUTO PARTS & EQUIPMENT - 2.2%
2,875	Tenneco, Inc. *		154,445
1,875	WABCO Holdings, Inc. *		202,313
			356,758
	BANKS - 4.1%
7,675	Chemical Financial Corp. +		302,395
9,175	PacWest Bancorp		382,414
			684,809
	BUILDING MATERIALS - 0.8%
3,150	Caesar Stone SDot-Yam Ltd. *		124,331

	CHEMICALS - 0.1%
562	Ingevity Corp. * +		16,377

	COMMERCIAL SERVICES - 9.9%
3,600	Global Payments, Inc.		279,684
10,325	Grand Canyon Education, Inc. *		431,172
5,075	H&R Block, Inc.		108,402
14,175	Hertz Global Holdings, Inc. *		137,356
5,300	KAR Auction Services, Inc.		217,512
7,325	Sabre Corp.		206,345
4,000	ServiceMaster Global Holdings, Inc. *		152,960
1,350	United Rentals, Inc. *		94,055
			1,627,486
	COMPUTERS - 3.2%
2,475	CACI International, Inc. - Cl. A *		249,406
9,150	NCR Corp. *		282,552
			531,958
	DISTRIBUTION/WHOLESALE - 1.8%
8,225	HD Supply Holdings, Inc. *		290,342

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
775	Alliance Data Systems Corp. *		172,197
4,750	Nasdaq, Inc.		313,547
3,950	SEI Investments Co.		203,188
11,300	Synchrony Financial *		352,560
			1,041,492
	HAND/MACHINE TOOLS - 2.8%
14,825	Milacron Holdings Corp. * +		243,130
1,400	Snap-on, Inc.		226,548
			469,678
	HEALTHCARE-PRODUCTS - 2.5%
14,275	VWR Corp. *		411,976

	HEALTHCARE-SERVICES - 6.8%
4,075	Amsurg Corp. *		304,769
5,650	Community Health Systems, Inc. * +		75,936
5,475	HCA Holdings, Inc. *		427,159
4,525	MEDNAX, Inc. *		309,736
			1,117,600
	HOME BUILDERS - 1.5%
5,375	Lennar Corp. +		244,939

	HOUSEHOLD PRODUCTS/WARES - 3.2%
3,175	Avery Dennison Corp.		236,156
2,525	Spectrum Brands Holdings, Inc. +		294,339
			530,495
	HOUSEWARES - 2.6%
9,151	Newell Brands, Inc.		436,411

	INSURANCE - 8.2%
9,150	Arthur J Gallagher & Co.		442,219
8,675	First American Financial Corp.		331,732
4,400	Hartford Financial Services Group, Inc.		198,748
3,825	Reinsurance Group of America, Inc.		379,210
			1,351,909
	INTERNET - 0.8%
6,600	RingCentral, Inc. - Cl. A *		130,284

	INTERNET SOFTWARE AND SERVICES - 1.3%
2,525	Check Point Software Technologies Ltd. * +		214,549

	INVESTMENT COMPANIES - 2.3%
26,071	Ares Capital Corp.		386,894

	IRON/STEEL - 1.5%
2,375	Carpenter Technology Corp. +		76,095
2,300	Reliance Steel & Aluminum Co.		171,005
			247,100
	MINING - 1.0%
31,250	Constellium NV - Cl. A *		156,875

	OIL & GAS - 0.6%
3,375	Gulfport Energy Corp. *		103,748

	PACKAGING & CONTAINERS - 4.7%
7,550	Crown Holdings, Inc. *		393,883
3,625	Packaging Corp. of America		247,334
3,325	WestRock Co.		131,703
			772,920
	PHARMACEUTICALS - 2.8%
13,875	Catalent, Inc. *		390,165
3,850	Endo International PLC *		60,869
275	Premier, Inc. - Cl. A *		8,745
			459,779
	REITS - 3.0%
35,875	New Residential Investment Corp.		487,182

	RETAIL - 5.0%
3,375	HSN, Inc.		176,749
2,875	PVH Corp.		269,675
27,975	Rite Aid Corp. *		215,408
1,075	Signet Jewelers Ltd.		106,393
4,750	Tailored Brands, Inc.		65,503
			833,728
	SAVINGS & LOANS - 2.3%
31,825	Investors Bancorp, Inc.		380,945

	SEMICONDUCTORS - 2.3%
11,275	Micron Technology, Inc. *		143,418
3,625	Skyworks Solutions, Inc.		242,005
			385,423
	SOFTWARE - 8.9%
5,125	Broadridge Financial Solutions, Inc.		328,974
6,200	Fidelity National Information Services, Inc.		460,474
18,050	First Data Corp. - Cl. A *		226,167
1,800	Fiserv, Inc. *		189,594
10,450	IMS Health Holdings, Inc. *		272,849
			1,478,058
	TELECOMMUNICATIONS - 1.3%
7,050	CommScope Holding Co., Inc. * +		219,608

	TOTAL COMMON STOCK (Cost - $12,886,793)		15,670,397

	SHORT-TERM INVESTMENTS - 5.0%
826,319	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $826,319)		826,319

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.9%
	REPURCHASE AGREEMENTS - 5.3%
	Daiwa Capital Markets America Repo, 0.32%, due 06/01/16 with a full maturity of $354,127
$ 883,469	(Collateralized by $545,132 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $546,609; collateralized by $2,973 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $2,975; collateralized by $509 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $510; collateralized by $145,970 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $146,314; collateralized by $55,038 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $55,201; and collateralized by $149,092 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $149,736)
	(Cost - $883,469)		883,469

	U.S. GOVERNMENT - 1.6%
80,470	U.S. Treasury Inflation Indexed Notes, 0.625%-2.500%, 7/15/16-1/15/26		90,843
163,779	U.S. Treasury Notes, 0.625%-3.625%, 10/15/17-2/15/26		166,552
	(Cost - $257,395)		257,395

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,140,864)		1,140,864

	TOTAL INVESTMENTS - 106.8% (Cost - $14,853,976) (a)		$ 17,637,580

	OTHER ASSETS AND LIABILITIES - (6.8) %		(1,122,181)

	NET ASSETS - 100.0%		$ 16,515,399

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $14,940,958 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,831,926
		Unrealized depreciation:	(1,135,304)
		Net unrealized appreciation:	$ 2,696,622

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 98.1%
	AIRLINES - 1.5%
1,040	Alaska Air Group, Inc. +		$ 69,056
1,340	Hawaiian Holdings, Inc. *		54,216
			123,272
	APPAREL - 1.5%
960	Columbia Sportswear Co.		51,043
2,150	Skechers U.S.A., Inc. - Cl. A * +		67,016
			118,059
	AUTO MANUFACTURERS - 0.9%
5,340	Wabash National Corp. *		75,721

	AUTO PARTS & EQUIPMENT - 2.0%
2,000	Cooper Tire & Rubber Co.		64,260
3,410	Superior Industries International, Inc.		92,547
			156,807
	BANKS - 7.2%
1,110	Bank of the Ozarks, Inc. +		43,190
8,750	Blue Hills Bancorp, Inc.		124,163
2,230	Cathay General Bancorp		68,729
4,900	Customers Bancorp, Inc. * +		131,761
16,770	First BanCorp *		70,602
3,560	Western Alliance Bancorp *		134,212
			572,657
	BIOTECHNOLOGY - 0.9%
4,380	Celldex Therapeutics, Inc. *		20,060
1,480	Ionis Pharmaceuticals, Inc. * +		33,581
1,780	NewLink Genetics Corp. * +		20,879
			74,520
	BUILDING MATERIALS - 4.6%
2,150	AAON, Inc.		58,996
1,850	Masonite International Corp. *		129,185
2,890	Simpson Manufacturing Co., Inc.		114,357
1,040	US Concrete, Inc. * +		66,706
			369,244
	COAL - 0.9%
11,720	SunCoke Energy, Inc.		70,906

	COMMERCIAL SERVICES - 8.6%
1,630	AMN Healthcare Services, Inc. *		60,864
6,160	CBIZ, Inc. *		65,050
1,930	Grand Canyon Education, Inc. *		80,597
1,340	Insperity, Inc.		96,440
3,780	Kelly Services, Inc. +		74,920
2,450	Kforce, Inc.		45,815
2,970	Korn/Ferry International		85,685
1,190	PAREXEL International Corp. * +		74,839
4,010	Vectrus, Inc. *		101,894
			686,104
	COMPUTERS - 5.7%
520	CACI International, Inc. - Cl. A *		52,400
2,150	Manhattan Associates, Inc. *		141,749
5,270	Mentor Graphics Corp.		112,989
2,750	Science Applications International Corp.		150,067
			457,205
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
2,230	GAMCO Investors, Inc. - Cl. A		81,774
2,450	Piper Jaffray Cos. *		103,464
			185,238
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
1,630	Encore Wire Corp.		63,554

	ELECTRONICS - 5.3%
5,270	Brady Corp.		167,533
960	Coherent, Inc. *		90,835
670	FEI Co. +		71,992
1,260	Tech Data Corp. * +		95,218
			425,578
	ENGINEERING & CONSTRUCTION - 3.3%
3,190	Comfort Systems USA, Inc.		102,080
1,930	Dycom Industries, Inc. * +		163,838
			265,918
	ENTERTAINMENT - 3.9%
6,380	Isle of Capri Casinos, Inc. *		101,378
1,110	Marriott Vacations Worldwide Corp.		67,266
1,110	Vail Resorts, Inc.		145,687
			314,331
	FOOD - 0.9%
2,300	SpartanNash Co.		68,333

	GAS - 1.1%
1,480	ONE Gas, Inc. +		86,802

	HEALTHCARE-PRODUCTS - 3.7%
2,600	Exactech, Inc. * +		64,168
960	ICU Medical, Inc. *		99,830
1,260	Masimo Corp. *		62,672
1,260	NuVasive, Inc. * +		68,506
			295,176
	HEALTHCARE-SERVICES - 3.3%
960	Air Methods Corp. * +		32,515
1,780	Centene Corp. *		110,983
1,850	Magellan Health, Inc. *		122,563
			266,061
	HOME FURNISHINGS - 0.6%
590	American Woodmark Corp. *		47,648

	HOUSEHOLD PRODUCTS/WARES - 0.7%
5,940	ACCO Brands Corp. *		59,044

	INSURANCE - 1.1%
3,260	AmTrust Financial Services, Inc.		86,455

	INTERNET - 1.4%
2,670	Perficient, Inc. *		55,937
1,190	Shutterfly, Inc. *		57,477
			113,414
	LEISURE TIME - 1.4%
6,160	Callaway Golf Co.		61,970
2,370	Nautilus, Inc. *		48,893
			110,863
	LODGING - 0.5%
1,930	Monarch Casino & Resort, Inc. *		40,762

	METAL FABRICATE/HARDWARE - 0.9%
2,450	Sun Hydraulics Corp.		71,712

	MISCELLANEOUS MANUFACTURING - 1.6%
2,750	Trinseo SA *		129,497

	OFFICE FURNISHINGS - 2.0%
2,150	HNI Corp.		99,051
2,300	Knoll, Inc.		57,086
			156,137
	OIL & GAS SERVICES - 0.8%
3,120	Natural Gas Services Group, Inc. *		63,242

	PHARMACEUTICALS - 1.5%
3,560	Adamas Pharmaceuticals, Inc. * +		59,879
1,190	PRA Health Sciences, Inc. *		56,204
			116,083
	REAL ESTATE - 1.3%
2,820	Alexander & Baldwin, Inc. +		106,201

	REITS - 4.3%
12,390	Armada Hoffler Properties, Inc.		149,919
220	Ashford Hospitality Prime, Inc.		2,380
2,750	CubeSmart +		87,560
3,860	Mack-Cali Realty Corp. +		101,286
			341,145
	RETAIL - 8.0%
1,340	Bob Evans Farms, Inc.		59,777
1,040	Casey's General Stores, Inc. +		125,018
670	Cracker Barrel Old Country Store, Inc. +		101,492
2,750	Dave & Buster's Entertainment, Inc. *		107,333
2,670	Francesca's Holdings Corp. *		27,821
1,040	Jack in the Box, Inc.		88,608
520	Lithia Motors, Inc. +		42,817
2,300	Zoe's Kitchen, Inc. * +		84,916
			637,782
	SAVINGS & LOANS - 2.2%
3,930	Banc of California, Inc.		78,836
2,300	First Defiance Financial Corp.		92,851
			171,687
	SEMICONDUCTORS - 1.9%
2,820	Nanometrics, Inc. * +		52,508
3,780	Photronics, Inc. *		36,288
1,850	Tessera Technologies, Inc.		59,700
			148,496
	SOFTWARE - 5.6%
2,080	Aspen Technology, Inc. *		79,290
1,110	Blackbaud, Inc.		69,564
1,930	Guidewire Software, Inc. *		113,291
1,630	Imperva, Inc. *		62,233
2,600	Progress Software Corp. *		68,458
2,520	RealPage, Inc. *		54,810
			447,646
	TELECOMMUNICATIONS - 1.6%
2,080	Anixter International, Inc. * +		125,216

	TRANSPORTATION - 1.2%
4,820	Dorian LPG Ltd. *		43,091
3,120	Ship Finance International Ltd. +		50,014
			93,105
	WATER - 1.1%
2,450	SJW Corp.		84,501

	TOTAL COMMON STOCK (Cost - $7,876,796)		7,826,122

	SHORT-TERM INVESTMENTS - 1.8%
143,503	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $143,503)		143,503

Principal
	COLLATERAL FOR SECURITIES LOANED - 25.9%
	REPURCHASE AGREEMENTS - 6.3%
	Deutsche Bank Repo, 0.03%, due 06/01/16 with a full maturity value of $508,288
$ 500,511	(Collateralized by $508,288 U.S. Treasury Bonds and Notes, 0.000% to 6.125%, due 6/2/16 to 5/15/39, aggregate market value plus accrued interest $510,676)
	(Cost - $500,511)		500,511

	U.S. GOVERNMENT - 19.6%
26,048	U.S. Treasury Bills, 0.000%, 6/30/16-4/27/17		26,014
294,451	U.S. Treasury Bonds, 2.500%-6.250%, 5/15/30-2/15/46		371,080
11,475	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/44		12,994
22,430	U.S. Treasury Inflation Indexed Notes, 0.125%-1.125%, 4/15/18-7/15/25		23,419
1,089,325	U.S. Treasury Notes, 0.347%-4.750%, 7/31/16-11/15/25		1,127,985
	(Cost - $1,561,492)		1,561,492

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,062,003)		2,062,003

	TOTAL INVESTMENTS - 125.8% (Cost - $10,082,302) (a)		$ 10,031,628

	OTHER ASSETS AND LIABILITIES - (25.8) %		(2,058,717)

	NET ASSETS - 100.0%		$ 7,972,911

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,082,375 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 559,202
		Unrealized depreciation:	(609,949)
		Net unrealized depreciation:	$ (50,747)

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 96.0%
	ADVERTISING - 1.5%
1,220	Publicis Groupe SA		$ 88,472

	AUTO MANUFACTURERS - 1.8%
3,720	Honda Motor Co. Ltd.		104,243

	AUTO PARTS & EQUIPMENT - 2.7%
2,410	Hella KGaA Hueck & Co.		91,228
3,000	NGK Insulators Ltd.		65,984
			157,212
	BANKS - 13.9%
3,183	BNP Paribas SA		176,574
31,404	CaixaBank SA		85,883
7,900	DBS Group Holdings Ltd.		88,877
18,260	ICICI Bank Ltd. - ADR		131,289
108,110	Lloyds Banking Group PLC		113,061
4,060	National Australia Bank Ltd.		79,589
38,970	Sumitomo Mitsui Trust Holdings, Inc.		134,249
			809,522
	BEVERAGES - 2.0%
18,100	Coca-Cola Amatil Ltd.		116,613

	BUILDING MATERIALS - 3.9%
14,850	Fletcher Building Ltd.		89,758
4,660	LIXIL Group Corp.		83,344
22,000	Taiheiyo Cement Corp.		57,542
			230,644
	CHEMICALS - 6.6%
32,000	DIC Corp.		75,196
7,500	Essentra PLC		90,611
1,970	Evonik Industries AG		58,152
1,040	Solvay SA		105,490
12,610	Sumitomo Chemical Co. Ltd.		57,246
			386,695
	COMMERCIAL SERVICES - 1.0%
3,053	Intertrust NV *		60,364

	COMPUTERS - 1.7%
24,360	Fujitsu Ltd.		97,562

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
23,919	Arrow Global Group PLC		92,937
2,040	KB Financial Group, Inc.		58,362
6,220	ORIX Corp.		85,642
			236,941
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.3%
21,050	Delta Electronics, Inc.		96,574
1,200	Nidec Corp.		91,796
1,870	Schneider Electric SE		121,016
			309,386
	ELECTRONICS - 3.1%
3,390	Koninklijke Philips NV		91,429
7,100	Yaskawa Electric Corp.		89,057
			180,486
	ENGINEERING & CONSTRUCTION - 0.5%
1,291	Larsen & Toubro Ltd. - ADR		28,144

	FOOD - 5.2%
2,355	Aryzta AG		93,836
12,000	Distribuidora Internacional de Alimentacion SA		71,840
1,820	METRO AG		59,925
3,500	NH Foods Ltd.		81,196
			306,797
	FOREST PRODUCTS & PAPER - 1.0%
32,570	Western Forest Products, Inc.		57,219

	INSURANCE - 2.0%
8,090	Assicurazioni Generali SpA		117,380

	LEISURE TIME - 1.6%
5,400	Yamaha Motor Co. Ltd.		94,494

	LODGING - 1.1%
16,400	Sands China Ltd.		62,785

	METAL FABRICATE/HARDWARE - 3.0%
10,030	SKF AB		176,499

	OIL & GAS - 7.6%
64,000	China Petroleum & Chemical Corp.		43,526
1,790	Lukoil PJSC - ADR		68,861
2,900	Royal Dutch Shell PLC		69,937
21,550	Santos Ltd.		70,187
2,210	TOTAL SA		107,294
10,960	Whitecap Resources, Inc.		84,887
			444,692
	PHARMACEUTICALS - 10.3%
600	Bayer AG		57,201
7,030	GlaxoSmithKline PLC		147,573
5,710	Grifols SA		93,622
485	Roche Holding AG		127,465
6,200	Santen Pharmaceutical Co. Ltd.		90,512
1,690	Teva Pharmaceutical Industries Ltd. - ADR		87,660
			604,033
	REAL ESTATE - 1.2%
5,770	Sun Hung Kai Properties Ltd.		67,877

	RETAIL - 4.2%
7,180	CK Hutchison Holdings Ltd.		83317
533	Kering		86,204
4,900	USS Co. Ltd.		76,949
			246,470
	SEMICONDUCTORS - 2.4%
3,190	SK Hynix, Inc.		76,756
2,460	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		60,811
			137,567
	SOFTWARE - 1.0%
4,900	Playtech PLC		60,551

	TELECOMMUNICATIONS - 5.1%
1,380	Philippine Long Distance Telephone Co. - ADR		57,118
11,360	Telefonaktiebolaget LM Ericsson		87,668
45,730	Vodafone Group PLC		153,425
			298,211
	TRANSPORTATION - 1.1%
2,170	Deutsche Post AG		63,404

	WATER - 1.1%
97,780	Beijing Enterprises Water Group Ltd.		62,720

	TOTAL COMMON STOCK (Cost - $5,909,317)		5,606,983

	SHORT-TERM INVESTMENTS - 2.3%
137,982	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $137,982)		137,982

	TOTAL INVESTMENTS - 98.3% (Cost - $6,047,299) (a)		$ 5,744,965

	OTHER ASSETS AND LIABILITIES - 1.7%		95,124

	NET ASSETS - 100.0%		$ 5,840,089

	* Non-income producing security.
	ADR - American Depositary Receipt
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,168,055 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 170,183
		Unrealized depreciation:	(593,273)
		Net unrealized depreciation:	$ (423,090)

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 98.3%
	BIOTECHNOLOGY - 12.8%
10,600	Amgen, Inc.		$ 1,674,270
1,150	Biogen, Inc. *		333,189
10,100	Charles River Laboratories International, Inc. *		867,893
			2,875,352
	ELECTRONICS - 5.4%
6,350	Keysight Technologies, Inc. *		194,501
7,500	Waters Corp. * +		1,031,625
			1,226,126
	HEALTHCARE-PRODUCTS - 18.9%
4,900	Becton Dickinson and Co.		815,605
4,600	Bio-Techne Corp. +		505,448
3,910	CR Bard, Inc.		856,446
3,700	Halyard Health, Inc. *		115,033
4,796	Medtronic PLC		385,982
9,000	St Jude Medical, Inc.		705,240
7,850	Stryker Corp. +		872,606
			4,256,360
	HEALTHCARE-SERVICES - 18.3%
5,460	Aetna, Inc.		618,236
7,000	Anthem, Inc.		925,120
6,500	Cigna Corp.		832,715
8,000	DaVita HealthCare Partners, Inc. *		618,560
7,200	Quest Diagnostics, Inc. +		555,624
4,400	UnitedHealth Group, Inc.		588,148
			4,138,403
	PHARMACEUTICALS - 42.9%
8,000	AstraZeneca PLC - ADR +		237,600
15,150	Cardinal Health, Inc.		1,196,092
6,000	Eli Lilly & Co.		450,180
9,900	Express Scripts Holding Co. *		747,945
20,500	GlaxoSmithKline PLC - ADR +		868,585
7,000	Johnson & Johnson		788,830
5,200	McKesson Corp.		952,328
16,400	Merck & Co., Inc.		922,664
27,120	Owens & Minor, Inc.		1,011,305
18,208	Sanofi - ADR		750,170
15,200	Teva Pharmaceutical Industries Ltd. - ADR		788,424
14,900	VCA, Inc. *		967,457
			9,681,580

	TOTAL COMMON STOCK (Cost - $14,712,207)		22,177,821

	SHORT-TERM INVESTMENTS - 1.4%
310,141	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $310,141)		310,141

Principal
	COLLATERAL FOR SECURITIES LOANED - 17.2%
	REPURCHASE AGREEMENTS - 17.2%
$ 3,416	Daiwa Capital Markets America Repo, 0.32%, due 06/01/15 with a full maturity value of $3,712
	(Collateralized by $2,252 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $2,258; collateralized by $12 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $12; collateralized by $2 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $2; collateralized by $603 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $604; collateralized by $227 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $228; and collateralized by $616 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $619)
	(Cost - $3,416)		3,416

	U.S. GOVERNMENT - 17.2%
3,756,301	U.S. Treasury Notes, 0.500%-3.625%, 12/31/16-2/15/24		3,880,908
	(Cost - $3,880,908)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,884,324)		3,884,324

	TOTAL INVESTMENTS - 116.9% (Cost - $18,906,672) (a)		$ 26,372,286

	OTHER ASSETS AND LIABILITIES - (16.9) %		(3,814,624)

	NET ASSETS - 100.0%		$ 22,557,662

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	ADR - American Depository Receipt.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,924,543 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 7,578,763
		Unrealized depreciation:	(131,020)
		Net unrealized appreciation:	$ 7,447,743

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2016

Shares		Value
	COMMON STOCK - 97.6%
	AEROSPACE/DEFENSE - 0.9%
1,590	Northrop Grumman Corp.	$ 338,145

	COMMERCIAL SERVICES - 1.6%
12,000	Total System Services, Inc.	644,400

	COMPUTERS - 22.7%
7,420	Accenture PLC - Cl. A	882,758
33,020	Amdocs Ltd.	1,914,830
19,219	Apple, Inc.	1,919,209
11,920	Cognizant Technology Solutions Corp. - Cl. A *	732,365
13,700	Computer Sciences Corp.	674,040
6,700	CSRA, Inc.	165,959
44,333	EMC Corp.	1,239,107
4,610	International Business Machines Corp. +	708,742
15,400	NetApp, Inc. +	393,162
9,700	Western Digital Corp.	451,438
		9,081,610
	DISTRIBUTION/WHOLESALE - 2.7%
31,000	Ingram Micro, Inc.	1,073,530

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
2,200	Alliance Data Systems Corp. *	488,818
4,139	MasterCard, Inc. - Cl. A	396,930
9,502	Visa, Inc. - Cl. A	750,088
		1,635,836
	ELECTRONICS - 2.5%
81,000	Flextronics International Ltd. *	1,008,450

	INTERNET - 21.3%
2,921	Alphabet, Inc. *	2,149,038
2,461	Alphabet, Inc. - Cl. A *	1,842,920
2,210	Amazon.com, Inc. *	1,597,366
24,000	AVG Technologies NV *	461,280
14,819	Facebook, Inc. - Cl. A *	1,760,645
41,200	Symantec Corp.	715,232
		8,526,481
	SEMICONDUCTORS - 17.0%
35,700	Intel Corp.	1,127,763
13,520	KLA-Tencor Corp.	986,014
33,000	Marvell Technology Group Ltd.	337,590
31,000	NVIDIA Corp. +	1,448,320
24,260	QUALCOMM, Inc.	1,332,359
32,630	Xilinx, Inc.	1,546,336
		6,778,382
	SOFTWARE - 17.0%
29,000	CA, Inc.	937,280
15,190	Check Point Software Technologies Ltd. * +	1,290,694
37,011	Microsoft Corp.	1,961,583
52,076	Oracle Corp.	2,093,455
6,020	salesforce.com, Inc. *	503,934
		6,786,946
	TELECOMMUNICATIONS - 7.8%
84,100	Cisco Systems, Inc.	2,443,105
29,400	Juniper Networks, Inc.	688,254
		3,131,359

	TOTAL COMMON STOCK (Cost - $27,225,290)	39,005,139

	SHORT-TERM INVESTMENTS - 0.9%
363,522	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $363,522)	363,522

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.3%
	REPURCHASE AGREEMENTS - 3.2%
$ 999,937	Daiwa Capital Markets America Repo, 0.32%, due 06/01/16 with a full maturity value of $1,017,024
	(Collateralized by $616,894 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $618,566; collateralized by $3,365 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $3,366; collateralized by $576 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $577; collateralized by $165,186 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $165,575; collateralized by $62,284 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $62,468; and collateralized by $168,719 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $169,448)
	(Cost - $999,937)	999,937

285,812	Nomura Securities International, Inc. Repo, 0.31%, due 06/01/16 with a full maturity value of $290,696
	(Collateralized by $42,493 Fannie Mae, 0.875% to 8.500% due 9/28/16 to 5/1/47, aggregate market value plus accrued interest $42,585; collateralized by $127 Federal Home Loan Bank, 1.625% to 5.625% due 6/14/19 to 3/14/36, aggregate market value plus accrued interest $128; collateralized by $55,714 Freddie Mac, 1.000% to 9.500% due 1/1/17 to 6/1/46, aggregate market value plus accrued interest $55,872; collateralized by $67,897 Ginnie Mae, 1.238% to 9.000%, due 11/15/16 to 3/20/66, aggregate market value plus accrued interest $68,110; and collateralized by $124,465 U.S. Treasury Bonds and Notes, 0.000% to 3.875%, due 10/31/16 to 9/9/49, aggregate market value plus accrued interest $124,991)
	(Cost - $285,812)	285,812

	U.S. GOVERNMENT - 3.1%
473,835	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/17	498,559
733,445	U.S. Treasury Notes, 0.625%-1.750%, 8/15/16-2/28/22	735,148
	(Cost - $1,233,707)	1,233,707

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,519,456)	2,519,456

	TOTAL INVESTMENTS - 104.8% (Cost - $30,108,268) (a)	$ 41,888,117

	OTHER ASSETS AND LIABILITIES - (4.8) %	(1,917,093)

	NET ASSETS - 100.0%	$ 39,971,024

	* Non-income producing securities.
	+ All or a portion of the security is on loan.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,233,491 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 12,412,998
	Unrealized depreciation:	(758,372)
	Net unrealized appreciation:	$ 11,654,626

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 98.4%
	CHEMICALS - 24.3%
80	Air Products & Chemicals, Inc.		$ 11,411
490	Albemarle Corp.		38,465
1,050	Cabot Corp.		47,996
1,810	CF Industries Holdings, Inc.		50,065
2,400	Dow Chemical Co.		123,264
830	Eastman Chemical Co.		60,889
100	Ecolab, Inc.		11,724
550	EI du Pont de Nemours & Co.		35,975
260	Ingevity Corp. *		7,576
990	LyondellBasell Industries NV		80,546
210	Monsanto Co.		23,619
2,270	Mosaic Co.		57,272
100	PPG Industries, Inc.		10,768
103	Praxair, Inc.		11,316
			570,886
	FOREST PRODUCTS & PAPER - 3.0%
1,690	International Paper Co.		71,250

	IRON/STEEL - 5.0%
830	Reliance Steel & Aluminum Co.		61,711
2,290	Steel Dynamics, Inc.		56,540
			118,251
	MINING - 1.8%
4,600	Alcoa, Inc.		42,642

	OIL & GAS - 46.5%
1,568	Canadian Natural Resources Ltd.		46,632
1,877	Chevron Corp.		189,577
2,380	ConocoPhillips		104,220
2,130	Devon Energy Corp.		76,872
2,140	Diamond Offshore Drilling, Inc.		55,255
190	EOG Resources, Inc.		15,458
2,005	Exxon Mobil Corp.		178,485
494	Hess Corp.		29,605
1,280	HollyFrontier Corp.		34,253
5,020	Marathon Oil Corp.		65,611
1,010	Marathon Petroleum Corp.		35,178
1,499	Newfield Exploration Co. *		61,114
550	Occidental Petroleum Corp.		41,492
180	Phillips 66		14,465
1,809	Suncor Energy, Inc.		50,019
1,980	Transocean Ltd.		19,384
1,379	Valero Energy Corp.		75,431
			1,093,051
	OIL & GAS SERVICES - 10.9%
820	FMC Technologies, Inc. *		22,329
338	Halliburton Co.		14,257
2,140	National Oilwell Varco, Inc.		70,513
1,250	Oceaneering International, Inc.		41,325
1,410	Schlumberger Ltd.		107,583
			256,007
	PACKAGING & CONTAINERS - 2.6%
1,560	WestRock Co.		61,792

	PIPELINES - 4.3%
700	Kinder Morgan, Inc.		12,656
2,030	ONEOK, Inc.		87,798
			100,454

	TOTAL COMMON STOCK (Cost - $1,962,740)		2,314,333

	SHORT-TERM INVESTMENTS - 0.9%
19,851	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $19,851)		19,851

	TOTAL INVESTMENTS - 99.3% (Cost - $1,982,591) (a)		$ 2,334,184

	OTHER ASSETS AND LIABILITIES - 0.7%		16,913

	NET ASSETS - 100.0%		$ 2,351,097

	* Non-income producing securities.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,998,059 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 397,204
		Unrealized depreciation:	(61,079)
		Net unrealized appreciation:	$ 336,125

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 98.0%
	BANKS - 37.7%
5,781	Bank of America Corp.		$ 85,501
1,480	Bank of New York Mellon Corp.		62,249
140	Capital One Financial Corp.		10,254
1,800	Citigroup, Inc.		83,826
1,070	East West Bancorp, Inc.		41,302
88	Goldman Sachs Group, Inc.		14,034
1,311	JPMorgan Chase & Co.		85,569
310	Morgan Stanley		8,485
1,165	PacWest Bancorp		48,557
269	PNC Financial Services Group, Inc.		24,140
3,550	Regions Financial Corp.		34,897
1,140	SunTrust Banks, Inc.		49,955
1,788	US Bancorp		76,562
1,670	Wells Fargo & Co.		84,702
			710,033
	DIVERSIFIED FINANCIAL SERVICES - 15.9%
175	American Express Co.		11,508
201	BlackRock, Inc. - Cl. A		73,134
310	Charles Schwab Corp.		9,480
953	Discover Financial Services		54,140
686	Nasdaq, Inc.		45,283
380	SEI Investments Co.		19,547
1,159	Synchrony Financial *		36,161
660	T Rowe Price Group, Inc.		50,860
			300,113
	INSURANCE - 24.3%
453	Allstate Corp.		30,582
269	American International Group, Inc.		15,570
530	Aon PLC		57,913
450	Assurant, Inc.		39,325
872	Berkshire Hathaway, Inc. *		122,551
479	Chubb Ltd.		60,646
222	MetLife, Inc.		10,112
450	Prudential Financial, Inc.		35,662
300	Reinsurance Group of America, Inc.		29,742
480	Travelers Cos., Inc.		54,787
			456,890
	REAL ESTATE - 4.0%
1,431	CBRE Group, Inc. - Cl. A *		42,715
280	Jones Lang LaSalle, Inc.		33,001
			75,716
	REITS - 13.8%
320	American Tower Corp.		33,850
300	Crown Castle International Corp.		27,243
220	Equity Residential		15,226
470	HCP, Inc.		15,449
987	Host Hotels & Resorts, Inc. - REIT		15,200
480	Prologis, Inc.		22,814
40	Public Storage		10,148
194	Simon Property Group, Inc.		38,342
330	Ventas, Inc.		21,889
200	Vornado Realty Trust		19,104
320	Welltower, Inc.		22,051
580	Weyerhaeuser Co. - REIT		18,270
			259,586
	SOFTWARE - 2.3%
530	MSCI, Inc. - Cl. A		42,289

	TOTAL COMMON STOCK (Cost - $1,427,888)		1,844,627

	SHORT-TERM INVESTMENTS - 1.5%
28,587	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $28,587)		28,587

	TOTAL INVESTMENTS - 99.5% (Cost - $1,456,475) (a)		$ 1,873,214

	OTHER ASSETS AND LIABILITIES - 0.5%		10,120

	NET ASSETS - 100.0%		$ 1,883,334

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,458,407 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 442,587
		Unrealized depreciation:	(27,780)
		Net unrealized appreciation:	$ 414,807

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2016

Principal			Value
	U.S. GOVERNMENT & AGENCIES - 50.8%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5%
$ 300,000	1.750%, 05/30/19 +		$ 305,753

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 29.4%
115,000	0.125%, 04/15/20		118,571
300,000	0.125%, 01/15/22		317,662
500,000	0.125%, 01/15/23		515,684
500,000	0.375%, 07/15/23		522,029
300,000	0.375%, 07/15/25		305,054
500,000	0.625%, 01/15/24		526,941
230,000	1.375%, 01/15/20		268,711
			2,574,652
	U.S. TREASURY NOTES - 17.9%
350,000	1.000%, 09/30/19		349,043
250,000	1.375%, 01/31/20		251,875
400,000	2.000%, 07/31/22		410,187
175,000	2.125%, 08/31/20		181,002
354,000	3.625%, 08/15/19		382,804
			1,574,911
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $4,367,738)
			4,455,316
	CORPORATE BONDS & NOTES - 46.6%
	APPAREL - 1.2%
100,000	Hanesbrands, Inc., 6.375%, 12/15/20		103,188

	BANKS - 6.8%
153,000	Bank of America Corp., 1.700%, 08/25/17		153,244
325,000	BB&T Corp., 4.900%, 06/30/17		337,320
100,000	SunTrust Banks, Inc., 6.000%, 09/11/17		105,400
			595,964
	BIOTECHNOLOGY - 1.1%
100,000	Celgene Corp., 2.125%, 08/15/18		101,084

	BUILDING MATERIALS - 1.2%
100,000	Lennox International, Inc., 4.900%, 05/15/17		102,485

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
125,000	American Express Credit Corp., 1.800%, 07/31/18		125,648
100,000	Synchrony Financial, 3.000%, 08/15/19		100,910
			226,558
	ELECTRIC - 0.6%
54,000	Arizona Public Service Co., 2.200%, 01/15/20		54,737

	ELECTRONICS - 3.0%
126,000	Agilent Technologies, Inc., 6.500%, 11/01/17		133,464
125,000	Tech Data Corp., 3.750%, 09/21/17		128,425
			261,889
	ENVIRONMENTAL CONTROL - 0.8%
65,000	Covanta Holding Corp., 7.250%, 12/01/20		67,454

	FOOD - 1.8%
150,000	Delhaize Group, 6.500%, 06/15/17		157,390

	HEALTHCARE-SERVICES - 4.0%
150,000	HCA, Inc., 3.750%, 03/15/19		154,875
180,000	Humana, Inc., 7.200%, 06/15/18		198,876
			353,751
	INSURANCE - 3.5%
275,000	PartnerRe Finance B LLC, 5.500%, 06/01/20		304,352

	INTERNET - 1.3%
100,000	Expedia, Inc., 7.456%, 08/15/18		110,699

	IRON/STEEL - 1.2%
100,000	Nucor Corp., 5.750%, 12/01/17		105,434

	MINING - 1.9%
164,000	Alcoa, Inc., 5.550%, 02/01/17		168,510

	MISCELLANEOUS MANUFACTURING - 3.9%
303,000	General Electric Co., 5.500%, 01/08/20		341,772

	OIL & GAS - 2.3%
200,000	Hess Corp., 1.300%, 06/15/17		198,912

	OIL & GAS SERVICES - 1.6%
135,000	Halliburton Co., 7.530%, 05/12/17		141,206

	REGIONAL - 2.3%
200,000	Province of Ontario, Canada, 2.450%, 06/29/22 +		205,183

	REITS - 1.9%
160,000	Welltower, Inc., 4.700%, 09/15/17		165,753

	SOFTWARE - 1.1%
100,000	Fidelity National Information Services, Inc., 1.450%, 06/05/17		99,537

	TELECOMMUNICATIONS - 2.5%
150,000	AT&T, Inc., 2.400%, 03/15/17		151,505
61,000	Verizon Communications, Inc., 4.500%, 09/15/20		67,004
			218,509

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,993,350)		4,084,367

Shares
	SHORT-TERM INVESTMENTS - 1.8%
159,337	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $159,337)		159,337

Principal
	COLLATERAL FOR SECURITIES LOANED - 6.0%
	REPURCHASE AGREEMENTS - 3.6%
$ 315,375	Daiwa Capital Markets America Repo, 0.32%, due 06/01/16 with a full maturity value of $320,805
	(Collateralized by $194,590 Fannie Mae, 1.000% to 6.000% due 6/1/17 to 2/1/49, aggregate market value plus accrued interest $195,117; collateralized by $1,061 Federal Farm Credit Bank, 1.280% to 2.600% due 3/21/19 to 5/26/26, aggregate market value plus accrued interest $1,062; collateralized by $182 Federal Home Loan Bank, 0.000% to 1.480% due 7/5/16 to 4/13/21, aggregate market value plus accrued interest $182; collateralized by $52,106 Freddie Mac, 0.000% to 6.115% due 12/1/16 to 12/1/45, aggregate market value plus accrued interest $52,228; collateralized by $19,646 Ginnie Mae, 2.375% to 6.500%, due 12/15/25 to 5/20/46, aggregate market value plus accrued interest $19,705; and collateralized by $53,220 U.S. Treasury Bonds and Notes, 0.000% to 9.000%, due 6/23/16 to 9/9/49, aggregate market value plus accrued interest $53,450)
	(Cost - $315,375)		315,375

	U.S. GOVERNMENT - 2.4%
203,676	U.S. Treasury Note, 2.250%, 11/15/2025		211,226
	(Cost - $211,226)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $526,601)		526,601

	TOTAL INVESTMENTS - 105.2% (Cost - $9,047,026) (a)		$ 9,225,621

	OTHER ASSETS AND LIABILITIES - (5.2) %		(459,415)

	NET ASSETS - 100.0%		$ 8,766,206

	+ All or a portion of the security is on loan.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,047,026 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 180,697
		Unrealized depreciation:	(2,102)
		Net unrealized appreciation:	$ 178,595

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2016

Principal		Value
	MUNICIPAL BONDS - 91.8%
	ALASKA - 3.1%
	Refunded - 3.1%
$ 40,000	Municipality of Anchorage, Series A, 5.00%, 10/1/20	$ 40,600

	ARIZONA - 4.2%
	Electric - 3.4%
40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	45,392
	Water/Sewer - 0.8%
10,000	Central Arizona Water Conservation District, 5.00%, 1/1/19	11,048
		56,440
	CALIFORNIA - 8.6%
	Education - Public - 5.5%
20,000	Napa Valley Unified School District, 5.00%, 8/1/19	22,603
40,000	San Diego Unified School District, 5.00%, 7/1/28	50,256
		72,859
	General Obligation - 3.1%
35,000	State of California, 5.00%, 8/1/20	40,552
		113,411
	CONNECTICUT - 7.7%
	Education - Private - 3.0%
40,000	Connecticut State Health & Educational Facility Authority, 1.00%, 7/1/33	39,853
	Special Tax - 4.7%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	62,073
		101,926
	DELAWARE - 3.4%
	General Obligation - 3.4%
40,000	County of New Castle DE, 4.00%, 7/15/21	45,499

	GEORGIA - 3.9%
	Education - Public - 3.9%
45,000	Gwinnett County School District, 5.00%, 8/1/20	52,218

	HAWAII - 1.7%
	General Obligation - 1.7%
20,000	State of Hawaii, 5.00%, 10/1/19	22,619

	LOUISIANA - 3.4%
	General Obligation - 3.4%
40,000	State of Louisiana - Series A, 5.00%, 9/1/19	44,999

	MARYLAND - 3.9%
	General Obligation - 3.9%
45,000	County of Baltimore MD, 5.00%, 2/1/20	51,454

	MASSACHUSETTS - 3.7%
	Transportation - 3.7%
40,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 6/1/40	48,549

	NEW JERSEY - 4.1%
	Transportation - 4.1%
45,000	New Jersey Turnpike Authority, 5.00%, 1/1/31	54,871

	NEW YORK - 6.2%
	Dedicated Tax - 2.1%
25,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 8/1/19	28,112
	Transportation - 4.1%
45,000	Metropolitan Transportation Authority, 5.00%, 11/15/36	54,206
		82,318
	OREGON - 3.4%
	Electric - 3.4%
40,000	City of Eugene OR Electric Utility System Revenue, 4.00%, 8/1/20	44,532

	PENNSYLVANIA - 1.2%
	General Obligation - 1.2%
15,000	County of Delaware PA, 5.00%, 10/1/18	16,428

	SOUTH DAKOTA - 1.6%
	Refunded - 1.6%
20,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17	20,618

	TENNESSEE - 3.2%
	General Obligation - 3.2%
40,000	Metropolitan Government of Nashville & Davidson County TN, 5.00%, 7/1/17	41,857

	TEXAS - 9.3%
	General Obligation - 2.3%
25,000	City of Houston, 5.00%, 3/1/31	30,375
	Transportation - 3.3%
35,000	Dallas Area Rapid Transit, 5.00%, 12/1/32	43,390
	Water/Sewer - 3.7%
40,000	City of Houston TX Combined Utility System Revenue, 5.00%, 11/15/34	49,270
		123,035
	VIRGINIA - 3.6%
	General Obligation - 3.6%
40,000	Virginia Resources Authority, 5.00%, 11/1/45	48,227

	WASHINGTON - 7.7%
	Education - Public - 3.6%
40,000	Washington State University, 5.00%, 10/1/40	47,665
	Water/Sewer - 4.1%
50,000	County of King WA Sewer Revenue, 4.00%, 1/1/20	55,092
		102,757
	WASHINGTON, D.C. - 4.1%
	Water/Sewer - 4.1%
45,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/35	55,019

	WISCONSIN - 3.8%
	General Obligation - 3.8%
45,000	State of Wisconsin, 5.00%, 5/1/19	50,289

	TOTAL MUNICIPAL BONDS (Cost - $1,190,750)	1,217,666

Shares
	SHORT-TERM INVESTMENTS - 6.9%
91,554	Goldman Sachs Investor Funds - Tax-Exempt Money Market Fund
	(Cost - $91,554)	91,554

	TOTAL INVESTMENTS - 98.7% (Cost - $1,282,304) (a)	$ 1,309,220

	OTHER ASSETS AND LIABILITIES - 1.3%	16,929

	NET ASSETS - 100.0%	$ 1,326,149

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,282,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 27,832
	Unrealized depreciation:	(916)
	Net unrealized appreciation:	$ 26,916

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2016

Principal		Value
REPURCHASE AGREEMENT - 99.7%
$ 14,185,000	Credit Agricole Repo, 0.28%, due 06/01/16 with a full maturity value of 14,185,110
(Fully collateralized by $14,083,800 U.S. Treasury Bond, 2.125 % due 05/15/25; aggregate market value plus accrued interest $14,468,709)
	(Cost - $14,185,000)	$ 14,185,000

	TOTAL INVESTMENTS - 99.7% (Cost - $14,185,000) (a)	$ 14,185,000

	OTHER ASSETS AND LIABILITIES - 0.3%	38,464

	NET ASSETS - 100.0%	$ 14,223,464

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,185,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
May 31, 2016

Principal			Value
U.S. GOVERNMENT - 5.3%
U.S. TREASURY NOTES - 5.3%
$ 1,000,000	1.375%, 7/31/18 #
	(Cost - $1,000,433)		$ 1,010,176

Shares
SHORT-TERM INVESTMENTS - 85.1%
16,276,195	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $16,276,195)		16,276,195

	TOTAL INVESTMENTS - 90.4% (Cost - $17,276,628) (a)		$ 17,286,371

	OTHER ASSETS AND LIABILITIES - 9.6%		1,842,798

	NET ASSETS - 100.0%		$ 19,129,169

# All or a portion of this security is segregated as collateral for open swap contracts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,285,798 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 573
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 573

Long (Short)		Underlying Face	Unrealized
Contracts		Amount at Value	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (0.1) %
17	Japanese Yen Future, Maturing June 2016	$1,921,956	$ (12,856)
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS		$ (12,856)

	OPEN SHORT FUTURES CONTRACTS - 0.9%
(23)	Australian Dollar Future, Maturing June 2016	$1,658,990	104,190
(13)	British Pound Future, Maturing June 2016	$1,175,444	9,994
(12)	Crude Oil Future, Maturing July 2016 +	$589,200	(14,280)
(47)	Euro FX Currency Future, Maturing June 2016	$6,538,875	38,687
(50)	Mexican Peso Future, Maturing June 2016	$1,351,000	41,500
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS		$ 180,091

	+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

	OPEN CREDIT DEFAULT SWAPS - (0.2) %

Notional Amount	Reference Entity	Upfront Premiums Paid (Received)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Loss
Bought Protection:
$ 576,000	CDX.NA.HY.20 (An interest rate swap on the Markit CDX North America High Yield Index)	(15,647)	JPMC	6/20/2018	Pay	5.00%	$ (22,500)
192,000	CDX.NA.HY.20 (An interest rate swap on the Markit CDX North America High Yield Index)	(4,129)	JPMC	6/20/2018	Pay	5.00%	(8,587)
2,000,000	French Republic (An interest rate swap on French Republic Bonds)	2,342	JPMC	9/20/2016	Pay	0.25%	(4,113)
	TOTAL UNREALIZED LOSS FROM OPEN CREDIT DEFAULT SWAPS						$ (35,200)

	JPMC - J.P. Morgan Chase

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
May 31, 2016

Shares		Value
	COMMON STOCK - 99.5%
	ASIA PACIFIC - 12.9%
	CHINA - 1.1%
725,400	Dalian Wanda Commercial Properties Co. Ltd.	$ 4,598,881

	HONG KONG - 6.5%
373,200	Cheung Kong Property Holdings Ltd.	2,337,184
2,005,900	Link REIT	12,329,659
951,400	Sun Hung Kai Properties Ltd.	11,193,806
		25,860,649
	JAPAN - 3.6%
188,100	Aeon Mall Co. Ltd.	2,481,651
576	GLP J-REIT	661,759
178,100	Mitsubishi Estate Co. Ltd.	3,436,243
111,100	Mitsui Fudosan Co. Ltd.	2,726,654
388	Nippon Building Fund, Inc.	2,305,817
1,358	Nippon Prologis REIT, Inc.	2,944,027
		14,556,151
	SINGAPORE - 1.7%
31,200	Fortune Real Estate Investment Trust	34,620
5,038,700	Global Logistic Properties Ltd.	6,621,204
		6,655,824

	TOTAL ASIA PACIFIC (Cost - $64,029,719)	51,671,505

	EUROPE - 23.4%
	BELGIUM - 1.5%
215,319	Intervest Offices & Warehouses NV	5,991,960

	FRANCE - 2.8%
244,400	Klepierre	11,190,665

	GERMANY - 3.2%
156,300	ADO Properties SA	5,652,603
210,000	Vonovia SE	7,205,228
		12,857,831
	ITALY - 1.6%
643,400	COIMA RES SpA *	6,377,908

	NETHERLANDS - 1.8%
658,900	NSI NV	2,911,313
85,900	Wereldhave NV	4,378,586
		7,289,899
	SWEDEN - 0.7%
378,785	Scandic Hotels Group AB *	2,791,994

	UNITED KINGDOM - 11.8%
6,525,200	Empiric Student Property PLC	10,825,581
525,100	Great Portland Estates PLC	5,738,977
574,800	Kennedy Wilson Europe Real Estate PLC	9,076,095
3,283,200	McCarthy & Stone PLC	11,347,847
1,719,300	Secure Income REIT PLC *	7,093,446
329,007	UNITE Group PLC	3,143,347
		47,225,293

	TOTAL EUROPE (Cost - $89,324,988)	93,725,550

	NORTH AMERICA - 63.2%
	CANADA - 5.8%
144,700	Boardwalk Real Estate Investment Trust	5,870,010
326,350	Brookfield Asset Management, Inc.	11,454,885
494,700	City Office REIT, Inc.	5,822,619
		23,147,514
	UNITED STATES - 57.4%
142,100	Acadia Realty Trust	4,817,190
354,800	America First Multifamily Investors LP	1,898,180
177,496	American Campus Communities, Inc.	8,345,862
63,000	ARMOUR Residential REIT, Inc.	1,222,200
328,127	Ashford Hospitality Prime, Inc.	3,550,334
117,600	Blackstone Mortgage Trust, Inc.	3,315,144
25,300	Brixmor Property Group, Inc.	638,825
554,491	CatchMark Timber Trust, Inc. - Cl. A	5,994,048
188,900	Chatham Lodging Trust	4,097,241
137,900	Chesapeake Lodging Trust	3,287,536
892,400	ClubCorp Holdings, Inc.	10,771,268
145,000	CorEnergy Infrastructure Trust, Inc.	3,487,250
395,300	CoreSite Realty Corp.	29,983,505
183,500	Corrections Corp. of America	6,165,600
19,500	Digital Realty Trust, Inc.	1,861,275
690,400	Ellington Financial LLC	11,902,496
136,831	Ellington Residential Mortgage REIT	1,777,435
81,700	Equity Residential	5,654,457
406,100	Extended Stay America, Inc.	5,790,986
20,800	Extra Space Storage, Inc.	1,933,776
272,800	First Potomac Realty Trust	2,441,560
135,812	Four Corners Property Trust, Inc.	2,640,185
285,300	Gaming and Leisure Properties, Inc.	9,389,223
338,700	La Quinta Holdings, Inc. *	4,023,756
236,300	Nationstar Mortgage Holdings, Inc. *	3,015,188
494,838	New Senior Investment Group, Inc.	5,131,470
1,497,900	New York REIT, Inc.	13,675,827
788,500	NorthStar Realty Europe Corp.	8,870,625
480,400	NorthStar Realty Finance Corp.	6,485,400
134,300	PennyMac Mortgage Investment Trust	2,066,877
291,600	Physicians Realty Trust	5,537,484
771,800	Select Income REIT	19,009,434
34,200	Simon Property Group, Inc.	6,759,288
331,100	STORE Capital Corp.	8,452,983
18,100	Sun Communities, Inc.	1,263,923
264,000	Tanger Factory Outlet Centers, Inc.	9,298,080
130,000	VEREIT, Inc.	1,246,700
52,400	Welltower, Inc.	3,610,884
98,400	Western Asset Mortgage Capital Corp.	912,168
		230,325,663

	TOTAL NORTH AMERICA (Cost - $307,276,138)	253,473,177

	TOTAL COMMON STOCK (Cost - $460,630,845)	398,870,232

	SHORT-TERM INVESTMENTS - 1.0%
3,976,486	Milestone Treasury Obligations Portfolio, Institutional Class
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,976,486)	3,976,486

	TOTAL INVESTMENTS - 100.5% (Cost - $464,607,331) (a)	$ 402,846,718

	OTHER ASSETS AND LIABILITIES- (0.5) %	(1,878,233)

	NET ASSETS - 100.0%	$ 400,968,485

	* Non-income producing securities.
	PLC - Public Liability Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $462,426,934 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,519,128
	Unrealized depreciation:	(66,099,344)
	Net unrealized depreciation:	$ (59,580,216)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	COMMON STOCK - 81.3%
	AIRLINES - 0.4%
1,000	Virgin America, Inc. *		$ 55,980

	APPAREL - 0.2%
1,010	Skechers U.S.A., Inc. - Cl. A *		31,482

	AUTO PARTS & EQUIPMENT - 0.0%
560	Unique Fabricating, Inc.		7,588

	BANKS - 0.5%
3,500	Talmer Bancorp, Inc. - Cl. A		69,790

	BEVERAGES - 1.5%
2,389	DavidsTea, Inc. *		28,214
3,200	SABMiller PLC		199,993
			228,207
	BIOTECHNOLOGY - 1.1%
1,000	Celator Pharmaceuticals, Inc. *		30,080
11,710	NeoGenomics, Inc. *		105,039
4,937	Pfenex, Inc. *		34,362
			169,481
	CHEMICALS - 0.1%
200	Valspar Corp.		21,664

	COMMERCIAL SERVICES - 4.0%
856	Cardtronics, Inc. *		33,632
472	CoStar Group, Inc. *		97,510
1,416	Cotiviti Holdings, Inc. *		25,856
3,275	HMS Holdings Corp. *		54,119
2,510	KAR Auction Services, Inc.		103,010
834	LendingTree, Inc. *		69,431
3,826	LifeLock, Inc. *		50,006
2,560	Paylocity Holding Corp. *		93,978
16,221	Professional Diversity Network, Inc. *		8,111
11,390	ServiceSource International, Inc. *		42,371
308	WEX, Inc. *		28,416
			606,440
	COMPUTERS - 2.4%
6,200	EMC Corp.		173,290
1,280	Fleetmatics Group PLC *		52,352
4,439	Qualys, Inc. *		138,452
1	Western Digital Corp.		33
			364,127
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
2,230	America First Multifamily Investors LP		11,931
6,012	Ellington Financial LLC		103,647
3,137	Nationstar Mortgage Holdings, Inc. *		40,028
1,204	WageWorks, Inc. *		67,484
			223,090
	ELECTRONICS - 0.3%
1,479	IMAX Corp. *		49,310

	ENTERTAINMENT - 1.5%
2,400	DreamWorks Animation SKG, Inc. - Cl. A *		96,576
3,723	Gaming and Leisure Properties, Inc.		122,524
			219,100
	ENVIRONMENTAL CONTROL - 0.6%
7,301	Fenix Parts, Inc. *		28,255
5,302	Heritage-Crystal Clean, Inc. *		63,094
			91,349
	FOOD SERVICE - 0.0%
42	US Foods Holding Corp. *		1,050

	GAS - 2.1%
800	AGL Resources, Inc.		52,640
6,200	Western Gas Equity Partners LP		260,710
			313,350
	HEALTHCARE-PRODUCTS - 2.8%
1,098	Accelerate Diagnostics, Inc. *		13,956
2,900	Alere, Inc. *		124,555
718	Bio-Techne Corp.		78,894
4,573	GenMark Diagnostics, Inc. *		34,435
1,054	Inogen, Inc. *		50,318
624	iRadimed Corp. *		11,569
1,100	St Jude Medical, Inc.		86,196
3,358	T2 Biosystems, Inc. *		28,946
			428,869
	HEALTHCARE-SERVICES - 2.6%
1,866	Acadia Healthcare Co., Inc. *		109,851
1,748	Adeptus Health, Inc. - Cl. A *		124,982
42	American Renal Associates Holdings, Inc. *		1,176
200	Cigna Corp.		25,622
400	Humana, Inc.		69,004
1,343	Surgical Care Affiliates, Inc. *		60,126
			390,761
	HOUSEHOLD PRODUCTS/WARES - 0.1%
400	Tumi Holdings, Inc. *		10,732

	INTERNET - 1.5%
6,276	Attunity Ltd. *		54,852
2,002	Cogent Communications Holdings, Inc.		79,720
4,395	RingCentral, Inc. - Cl. A *		86,757
			221,329
	LEISURE TIME - 0.7%
8,205	ClubCorp Holdings, Inc.		99,034
264	Planet Fitness, Inc. - Cl. A *		4,715
			103,749
	LODGING - 2.3%
3,600	Extended Stay America, Inc.		51,336
6,959	La Quinta Holdings, Inc. *		82,673
3,253	Scandic Hotels Group AB *		23,978
2,600	Starwood Hotels & Resorts Worldwide, Inc.		190,918
			348,905
	MEDIA - 0.3%
1,400	Cablevision Systems Corp.		48,552

	METAL FABRICATE/HARDWARE - 0.2%
1,623	TriMas Corp. *		27,737

	OIL & GAS - 1.5%
867	Carrizo Oil & Gas, Inc. *		33,380
4,800	Memorial Resource Development Corp. *		75,840
1,305	Parsley Energy, Inc. - Cl. A *		34,021
2,294	Rice Energy, Inc. *		46,454
3,044	Sanchez Production Partners LP		31,779
			221,474
	OIL & GAS SERVICES - 1.7%
300	Baker Hughes, Inc.		13,914
5,520	Targa Resources Corp.		236,422
			250,336
	PHARMACEUTICALS - 4.9%
800	Allergan PLC *		188,600
400	Anacor Pharmaceuticals, Inc. *		39,720
2,700	Baxalta, Inc.		122,121
11,295	BioDelivery Sciences International, Inc. *		25,414
2,177	Catalent, Inc. *		61,217
647	GW Pharmaceuticals PLC - ADR *		57,661
9,499	Keryx Biopharmaceuticals, Inc. *		57,089
6,379	Lipocine, Inc. *		55,752
889	Premier, Inc. - Cl. A *		28,270
1,357	Radius Health, Inc. *		49,205
2,236	Revance Therapeutics, Inc. *		45,838
			730,887
	PIPELINES - 15.0%
8,530	Cheniere Energy Partners LP		246,602
1,600	Columbia Pipeline Group, Inc.		40,864
14,980	Columbia Pipeline Partners LP		220,655
13,360	Enable Midstream Partners LP		194,254
9,020	Energy Transfer Equity LP		114,013
5,450	Energy Transfer Partners LP		197,617
12,210	EnLink Midstream Partners LP		192,185
6,924	MPLX LP		220,876
7,410	Plains All American Pipeline LP		171,393
11,100	Rose Rock Midstream LP		286,380
5,210	Shell Midstream Partners LP		175,838
6,530	Sunoco Logistics Partners LP		179,248
1,200	Williams Cos., Inc.		26,592
			2,266,517
	REAL ESTATE - 5.4%
1,209	ADO Properties SA		43,724
2,150	Brookfield Asset Management, Inc.		75,465
3,200	Cheung Kong Property Holdings Ltd.		20,040
13,300	COIMA RES SpA *		131,841
7,900	Dalian Wanda Commercial Properties Co. Ltd.		50,084
1,227	Four Corners Property Trust, Inc.		23,853
49,200	Global Logistic Properties Ltd.		64,652
5,160	Kennedy Wilson Europe Real Estate PLC		81,476
29,363	McCarthy & Stone PLC		101,488
1,600	Mitsubishi Estate Co. Ltd.		30,870
1,000	Mitsui Fudosan Co. Ltd.		24,542
6,100	Sun Hung Kai Properties Ltd.		71,770
3,000	UNITE Group PLC		28,662
1,900	Vonovia SE		65,190
			813,657
	REITS - 14.2%
1,200	Acadia Realty Trust		40,680
100	American Campus Communities, Inc.		4,702
4,429	Ashford Hospitality Prime, Inc.		47,922
946	Blackstone Mortgage Trust, Inc.		26,668
300	Brixmor Property Group, Inc.		7,575
4,990	CatchMark Timber Trust, Inc. - Cl. A		53,942
1,831	Chatham Lodging Trust		39,714
1,500	Chesapeake Lodging Trust		35,760
4,356	City Office REIT, Inc.		51,270
1,384	CorEnergy Infrastructure Trust, Inc.		33,285
3,589	CoreSite Realty Corp.		272,226
1,651	Corrections Corp. of America		55,474
200	Digital Realty Trust, Inc.		19,090
58,233	Empiric Student Property PLC		96,611
752	Equity Residential		52,046
185	Extra Space Storage, Inc.		17,199
300	Fortune Real Estate Investment Trust		333
6	GLP J-Reit		6,893
5,100	Great Portland Estates PLC		55,739
1,380	Intervest Offices & Warehouses NV		38,403
1,990	Klepierre		91,119
17,400	Link REIT		106,953
5,031	New Senior Investment Group, Inc.		52,171
19,658	New York REIT, Inc.		179,478
12	Nippon Prologis REIT, Inc.		26,015
6,903	NorthStar Realty Europe Corp.		77,659
4,372	NorthStar Realty Finance Corp.		59,022
7,846	NSI NV		34,667
587	PennyMac Mortgage Investment Trust		9,034
2,622	Physicians Realty Trust		49,792
1,250	Rouse Properties, Inc.		22,813
15,600	Secure Income REIT PLC *		64,362
5,935	Select Income REIT		146,179
300	Simon Property Group, Inc.		59,292
2,900	STORE Capital Corp.		74,037
121	Sun Communities, Inc.		8,449
1,500	Tanger Factory Outlet Centers, Inc.		52,830
301	Welltower, Inc.		20,742
700	Wereldhave NV		35,681
1,120	Western Asset Mortgage Capital Corp.		10,382
			2,136,209
	RETAIL - 1.3%
5,162	Boot Barn Holdings, Inc. *		39,283
1,317	Copart, Inc. *		65,205
768	Five Below, Inc. *		32,148
1,661	Fogo De Chao, Inc. *		22,324
211	GMS, Inc. *		4,813
5,800	Office Depot, Inc. *		20,764
2,100	Rite Aid Corp. *		16,170
			200,707
	SEMICONDUCTORS - 0.9%
0	Broadcom Ltd.		23
4,000	Fairchild Semiconductor International, Inc. - Cl. A *		79,480
800	KLA-Tencor Corp.		58,344
			137,847
	SOFTWARE - 6.5%
1,493	Black Knight Financial Services, Inc. - Cl. A *		52,255
400	Cvent, Inc. *		14,324
2,257	Demandware, Inc. *		108,313
2,930	Envestnet, Inc. *		99,005
8,055	Five9, Inc. *		82,080
1,626	Guidewire Software, Inc. *		95,446
3,200	inContact, Inc. *		44,416
2,261	Paycom Software, Inc. *		91,435
2,189	Qlik Technologies, Inc. *		62,824
2,393	Rackspace Hosting, Inc. *		59,825
2,078	SS&C Technologies Holdings, Inc.		127,984
2,927	Tangoe, Inc. *		23,445
209	Ultimate Software Group, Inc. *		42,736
2,101	Veeva Systems, Inc. - Cl. A *		69,228
			973,316
	TELECOMMUNICATIONS - 1.9%
42	Acacia Communications, Inc. *		1,650
5,109	GTT Communications, Inc. *		95,743
2,216	Infoblox, Inc. *		41,683
2,717	Numerex Corp. *		20,378
900	Polycom, Inc. *		10,800
16,504	ShoreTel, Inc. *		108,926
			279,180
	TRANSPORTATION - 1.3%
10,020	GasLog Partners LP		203,606

	TOTAL COMMON STOCK (Cost - $12,913,220)		12,246,378

	EXCHANGE TRADED FUNDS - 14.2%
	ASSET ALLOCATION FUNDS - 3.4%
3,204	ProShares UltraShort Euro *		77,665
916	ProShares UltraShort Yen *		67,354
8,506	SPDR Barclays Convertible Securities ETF		371,967
			516,986
	DEBT FUNDS - 3.8%
38,739	ALPS/Westport Resources Hedged High Income Fund		344,775
5,640	iShares US Preferred Stock ETF		223,344
			568,119
	EQUITY FUNDS - 7.0%
28,100	Alerian MLP ETF		343,101
2,329	First Trust STOXX European Select Dividend Index Fund		29,069
3,736	Global X SuperDividend ETF		77,036
5,443	WisdomTree High Dividend Fund		348,896
5,857	WisdomTree Japan Hedged Equity Fund		257,064
			1,055,166

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,263,760)		2,140,271

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0% *
8	Allergan PLC	06/17/2016 - $205.00	648
6	Baker Hughes, Inc.	07/15/2016 - $40.00	312
	TOTAL OPTIONS PURCHASED (Cost - $8,170)		960

Shares
	SHORT-TERM INVESTMENTS - 7.7%
1,154,924	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $1,154,924)		1,154,924

	TOTAL INVESTMENTS - 103.2% (Cost - $16,340,074) (b)		$ 15,542,533

	OTHER ASSETS AND LIABILITIES - (3.2) %		(480,524)

	NET ASSETS - 100.0%		$ 15,062,009

Shares			Value
	SECURITIES SOLD SHORT - (18.6) % *
	COMMON STOCK - (14.6) %
	ADVERTISING - (0.1) %
1,000	MDC Partners, Inc.		$ 17,940

	AGRICULTURE - (0.0) %
579	Cadiz, Inc.		3,526

	AUTO PARTS & EQUIPMENT - (0.5) %
2,127	Mobileye NV		80,762

	BANKS - (0.4) %
1,654	Chemical Financial Corp.		65,168

	BIOTECHNOLOGY - (0.3) %
1,370	Myriad Genetics, Inc.		46,429

	COMMERCIAL SERVICES - (0.2) %
1	Global Payments, Inc.		78
1,125	Sabre Corp.		31,691
			31,769
	COMPUTERS - (0.0) %
2	Western Digital Corp.		93

	ELECTRIC - (1.0) %
1,834	El Paso Electric Co.		81,906
1,723	Unitil Corp.		68,265
			150,171
	ELECTRONICS - (0.1) %
400	Rofin-Sinar Technologies, Inc.		12,780

	GAS - (1.6) %
1,099	Atmos Energy Corp.		80,117
1,350	Chesapeake Utilities Corp.		77,882
1,327	ONE Gas, Inc.		77,829
			235,828
	HEALTHCARE-PRODUCTS - (0.8) %
957	Abbott Laboratories		37,926
2,014	Genomic Health, Inc.		53,975
4,502	OraSure Technologies, Inc.		34,575
			126,476
	HEALTHCARE-SERVICES - (0.4) %
336	Aetna, Inc.		38,045
103	Anthem, Inc.		13,612
			51,657
	INTERNET - (0.8) %
3,924	GrubHub, Inc.		100,415
367	Wayfair, Inc. - Cl. A		15,113
			115,528
	LEISURE TIME - (0.2) %
2,532	ClubCorp Holdings, Inc.		30,561

	LODGING - (0.9) %
2,080	Marriott International, Inc.		137,363

	MISCELLANEOUS MANUFACTURING - (0.3) %
1,267	American Railcar Industries, Inc.		50,275

	OIL & GAS - (0.9) %
19,382	Bonanza Creek Energy, Inc.		50,975
1,799	Range Resources Corp.		76,619
			127,594
	OIL & GAS SERVICES - (0.1) %
10,872	C&J Energy Services Ltd.		5,782
336	Halliburton Co.		14,173
			19,955
	PHARMACEUTICALS - (1.5) %
4,155	Bio-Path Holdings, Inc.		11,260
1,163	Mallinckrodt PLC *		73,688
1,987	Pfizer, Inc.		68,949
401	Shire PLC - ADR		74,650
			228,547
	PIPELINES - (0.3) %
1,683	Energy Transfer Equity LP		21,273
651	SemGroup Corp.		20,695
			41,968
	RETAIL - (1.8) %
516	Domino's Pizza, Inc.		62,374
8,519	Lumber Liquidators Holdings, Inc.		111,599
2,436	PetMed Express, Inc.		45,870
394	Staples, Inc.		3,467
1,670	Wingstop, Inc.		46,593
			269,903
	SAVINGS & LOANS - (0.2) %
1,452	BofI Holding, Inc.		27,254

	SEMICONDUCTORS - (0.2) %
400	Lam Research Corp.		33,124

	SOFTWARE - (1.1) %
1,704	Interactive Intelligence Group, Inc.		70,256
947	j2 Global, Inc.		63,421
452	VMware, Inc. - Cl. A		27,373
			161,050
	TELECOMMUNICATIONS - (0.9) %
1,534	Plantronics, Inc.		68,294
1,777	Ubiquiti Networks, Inc.		70,831
			139,125

	TOTAL COMMON STOCK (Proceeds - $2,127,375)		2,204,846

	EXCHANGED TRADED FUNDS - (4.0) %
	EQUITY FUNDS - (4.0) %
1,336	iShares Russell 2000 ETF		153,613
3,221	iShares Russell 2000 Growth ETF		443,790
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $671,017)		597,403

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,798,392) (b)		$ 2,802,249

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS WRITTEN - (0.0) % *
11	Alere, Inc.	08/19/2016 - $40.00	3,795
8	Allergan PLC	08/19/2016 - $180.00	1,320
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $5,069) (b)		$ 5,115

	* Non-income producing securities
	ADR - American Depositary Receipt
	PLC - Public Liability Company
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $13,443,235 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 979,649
	Unrealized depreciation:		(1,687,715)
	Net unrealized depreciation:		$ (708,066)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 103.7%
	EQUITY FUND - 103.7%
32,700	SPDR S&P500 ETF Trust +		$ 6,869,616
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,746,851)		6,869,616

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.9% *
208	SPDR S&P500 ETF Trust	06/17/2016 - $205.00	19,344
50	SPDR S&P500 ETF Trust	06/17/2016 - $207.00	7,100
200	SPDR S&P500 ETF Trust	06/30/2016 - $205.00	35,200
	TOTAL PURCHASED OPTIONS (Cost - $147,133)		61,644

Shares
	SHORT-TERM INVESTMENTS - 1.0%
62,354	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $62,354)		62,354

	TOTAL INVESTMENTS - 105.6% (Cost - $6,956,338) (b)		$ 6,993,614

	OTHER ASSETS AND LIABILITIES - (5.6) %		(370,473)

	NET ASSETS - 100.0%		$ 6,623,141

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.4) % *
	PUT OPTIONS WRITTEN - (0.2) %
208	SPDR S&P500 ETF Trust	06/17/2016 - $195.00	$ 3,120
50	SPDR S&P500 ETF Trust	06/17/2016 - $202.00	2,500
200	SPDR S&P500 ETF Trust	06/30/2016 - $195.00	9,800
	(Premiums Received - $50,331)		15,420

	CALL OPTIONS WRITTEN - (0.2) %
75	SPDR S&P500 ETF Trust	06/03/2016 - $209.00	11,325
75	SPDR S&P500 ETF Trust	06/03/2016 - $210.50	4,650
	(Premiums Received - $18,031)		15,975

	TOTAL WRITTEN OPTIONS (Premiums Received - $68,362) (b)		$ 31,395

	* Non-income producing security.
	+ All or a portion of this security is segregated as collateral for options written.
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, is $6,887,976 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 159,853
	Unrealized depreciation:		(85,610)
	Net unrealized appreciation:		$ 74,243

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
May 31, 2016

Shares			Value
	EXCHANGE TRADED FUND - 90.2%
	EQUITY FUND - 90.2%
213,100	iShares MSCI Emerging Markets ETF +		$ 7,060,003
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,320,199)		7,060,003

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 2.9% *
610	iShares MSCI Emerging Markets ETF	06/17/2016 - $32.00	14,030
240	iShares MSCI Emerging Markets ETF	06/17/2016 - $32.50	8,880
350	iShares MSCI Emerging Markets ETF	06/30/2016 - $34.00	49,350
2,000	iShares MSCI Emerging Markets ETF	07/15/2016 - $32.50	156,000
	TOTAL PURCHASED OPTIONS (Cost - $256,628)		228,260

Shares
	SHORT-TERM INVESTMENTS - 1.4%
111,046	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $111,046)		111,046

	TOTAL INVESTMENTS - 94.5% (Cost - $7,687,873) (b)		$ 7,399,309

	OTHER ASSETS AND LIABILITIES - 5.5%		425,381

	NET ASSETS - 100.0%		$ 7,824,690

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (0.9) % *
850	iShares MSCI Emerging Markets ETF	06/17/2016 - $30.00	$ 3,400
200	iShares MSCI Emerging Markets ETF	06/30/2016 - $31.00	5,000
150	iShares MSCI Emerging Markets ETF	06/30/2016 - $32.00	7,050
2,000	iShares MSCI Emerging Markets ETF	07/15/2016 - $30.50	56,000
	TOTAL WRITTEN OPTIONS (Premiums Received - $88,299) (b)		$ 71,450

	* Non-income producing security.
	+ All or a portion of this security is segregated as collateral for options written.
	(a) Each contract is equivalent to 100 shares of the underlying common stock.
	(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put options written, is $7,604,878 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 22,112
		Unrealized depreciation:	(299,131)
		Net unrealized depreciation:	$ (277,019)

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2016, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 21,315,001	$ -	$ -	$ 21,315,001
Short-Term Investments	228,150	-	-	228,150
Collateral for Securities Loaned	-	6,021,099	-	6,021,099
Total	$ 21,543,151	$ 6,021,099	$ -	$ 27,564,250

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,652,546	$ -	$ -	$ 39,652,546
Short-Term Investments	232,906	-	-	232,906
Collateral for Securities Loaned	-	2,752,098	-	2,752,098
Total	$ 39,885,452	$ 2,752,098	$ -	$ 42,637,550

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,670,397	$ -	$ -	$ 15,670,397
Short-Term Investments	826,319	-	-	826,319
Collateral for Securities Loaned	-	1,140,864	-	1,140,864
Total	$ 16,496,716	$ 1,140,864	$ -	$ 17,637,580

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,826,122	$ -	$ -	$ 7,826,122
Short-Term Investments	143,503	-	-	143,503
Collateral for Securities Loaned	-	2,062,003	-	2,062,003
Total	$ 7,969,625	$ 2,062,003	$ -	$ 10,031,628

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising	$ -	$ 88,472	$ -	$ 88,472
Auto Manufactures	-	104,243	-	104,243
Auto Parts & Equipment	-	157,212	-	157,212
Banks	131,289	678,233	-	809,522
Beverages	-	116,613	-	116,613
Building Materials	-	230,644	-	230,644
Chemicals	-	386,695	-	386,695
Commercial Services	-	60,364	-	60,364
Computers	-	97,562	-	97,562
Diversified Financial Servicies	-	236,941	-	236,941
Electrical Components & Equipment	-	309,386	-	309,386
Electronics	-	180,486	-	180,486
Engineering & Construction	28,144	-	-	28,144
Food	-	306,797	-	306,797
Forest Products & Paper	57,219	-	-	57,219
Insurance	-	117,380	-	117,380
Leisure Time	-	94,494	-	94,494
Lodging	-	62,785	-	62,785
Metal Fabricated/Hardware	-	176,499	-	176,499
Oil & Gas	153,748	290,944	-	444,692
Pharmaceuticals	87,660	516,373	-	604,033
Real Estate	-	67,877	-	67,877
Retail	-	246,470	-	246,470
Semiconductors	60,811	76,756	-	137,567
Software	-	60,551	-	60,551
Telecommunications	57,118	241,093	-	298,211
Transportation	-	63,404	-	63,404
Water	-	62,720	-	62,720
Short-Term Investments	137,982	-	-	137,982
Total	$ 713,971	$ 5,030,994	$ -	$ 5,744,965

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 22,177,821	$ -	$ -	$ 22,177,821
Short-Term Investments	310,141	-	-	310,141
Collateral for Securities Loaned	-	3,884,324	-	3,884,324
Total	$ 22,487,962	$ 3,884,324	$ -	$ 26,372,286

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,005,139	$ -	$ -	$ 39,005,139
Short-Term Investments	363,522	-	-	363,522
Collateral for Securities Loaned	-	2,519,456	-	2,519,456
Total	$ 39,368,661	$ 2,519,456	$ -	$ 41,888,117

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,314,333	$ -	$ -	$ 2,314,333
Short-Term Investments	19,851	-	-	19,851
Total	$ 2,334,184	$ -	$ -	$ 2,334,184

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,844,627	$ -	$ -	$ 1,844,627
Short-Term Investments	28,587	-	-	28,587
Total	$ 1,873,214	$ -	$ -	$ 1,873,214

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$ -	$ 4,455,316	$ -	$ 4,455,316
Corporate Bonds & Notes	-	4,084,367	-	4,084,367
Short-Term Investments	159,337	-	-	159,337
Collateral for Securities Loaned	-	526,601	-	526,601
Total	$ 159,337	$ 9,066,284	$ -	$ 9,225,621

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	$ -	$ 1,217,666	$ -	$ 1,217,666
Short-Term Investments	91,554	-	-	91,554
Total	$ 91,554	$ 1,217,666	$ -	$ 1,309,220

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$ -	$ 14,185,000	$ -	$ 14,185,000
Total	$ -	$ 14,185,000	$ -	$ 14,185,000

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government	$ -	$ 1,010,176	$ -	$ 1,010,176
Short-Term Investments	16,276,195	-	-	16,276,195
Total	$ 16,276,195	$ 1,010,176	$ -	$ 17,286,371

Derivatives	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$ 194,371	$ -	$ -	$ 194,371
Total	$ 194,371	$ -	$ -	$ 194,371
Liabilities
Futures Contracts	$ (27,136)	$ -	$ -	$ (27,136)
Interest Rate Swaps	-	(35,200)	-	(35,200)
Total	$ (27,136)	$ (35,200)	$ -	$ (62,336)

James Alpha Global Real Estate Investments
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 398,870,232	$ -	$ -	$ 398,870,232
Short-Term Investments	3,976,486	-	-	3,976,486
Total	$ 402,846,718	$ -	$ -	$ 402,846,718

James Alpha Multi Strategy Alternative Income
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,246,378	$ -	$ -	$ 12,246,378
Exchange Traded Funds	2,140,271	-	-	2,140,271
Put Options Purchased	960	-	-	960
Short-Term Investments	1,154,924	-	-	1,154,924
Total	$ 15,542,533	$ -	$ -	$ 15,542,533
Liabilities *
Common Stocks	$ (2,204,846)	$ -	$ -	$ (2,204,846)
Exchange Traded Funds	(597,403)	-	-	(597,403)
Call Options Written	(5,115)	-	-	(5,115)
Total	$ (2,807,364)	$ -	$ -	$ (2,807,364)

James Alpha Managed Risk Domestic Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 6,869,616	$ -	$ -	$ 6,869,616
Put Options Purchased	61,644	-	-	61,644
Short-Term Investments	62,354	-	-	62,354
Total	$ 6,993,614	$ -	$ -	$ 6,993,614
Liabilities
Put Options Written	$ (15,420)	$ -	$ -	$ (15,420)
Call Options Written	(15,975)	-	-	(15,975)
Total	$ (31,395)	$ -	$ -	$ (31,395)

James Alpha Managed Risk Emerging Markets Equity
Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$ 7,060,003	$ -	$ -	$ 7,060,003
Put Options Purchased	228,260	-	-	228,260
Short-Term Investments	111,046	-	-	111,046
Total	$ 7,399,309	$ -	$ -	$ 7,399,309
Liabilities
Put Options Written	$ (71,450)	$ -	$ -	$ (71,450)
Total	$ (71,450)	$ -	$ -	$ (71,450)

* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities at the end of the period.
There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at May 31, 2016	% of Fund Total Assets at May 31, 2016
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 1,500,233	7.84%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio, James Alpha Multi Strategy Alternative Income Portfolio, the James Alpha Managed Risk Domestic Equity Portfolio and the James Alpha Managed Risk Emerging Markets Equity Portfolio as of May 31, 2016, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized
James Alpha Global Enhanced Real Return	Futures Contracts	Commodity	(14,280)
		Foreign Exchange	181,515
	Swap Contracts	Interest Rate	(35,200)
James Alpha Multi Strategy Alternative Income	Purchased Options	Equity	(7,210)
	Written Options	Equity	(46)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(85,489)
	Written Options	Equity	36,967
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	(28,368)
	Written Options	Equity	16,849

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at May 31, 2016, is a reflection of the volume of derivative activity for each Fund.

A summary of option contracts written for the nine months ended May 31, 2016, were as follows:

	James Alpha Multi Strategy Alternative Income
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	-	$ -	-	$ -
Options written	19	5,069	4	236
Options closed	-	-	-	-
Options exercised	-	-	-	-
Options expired	-	-	(4)	(236)
Options outstanding, end of the period	19	$ 5,069	-	$ -

	James Alpha Managed Risk Domestic Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	222	$ 44,403	150	$ 15,056
Options written	4,489	554,598	3,916	447,369
Options closed	(3,864)	(512,860)	(2,101)	(325,576)
Options exercised	-	-	(232)	(20,037)
Options expired	(389)	(35,810)	(1,583)	(98,781)
Options outstanding, end of the period	458	$ 50,331	150	$ 18,031

	James Alpha Managed Emerging Markets Equity
	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of the year	1,435	$ 83,636	214	$ 9,744
Options written	26,147	854,749	19,863	533,426
Options closed	(14,182)	(558,566)	(8,993)	(287,675)
Options exercised	(2,400)	(81,069)	(908)	(41,082)
Options expired	(7,800)	(210,451)	(10,176)	(214,413)
Options outstanding, end of the period	3,200	$ 88,299	-	$ -

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 08/01/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 08/01/2016

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date 08/01/2016